Leases - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance, beginning of period	R$ 136,104	R$ 127,921	R$ 88,534
New contracts	6,901	13,578	43,733
Re-measurement by index	19,214	11,744	8,258
Lease modification	(19,454)	(1,594)	(15,934)
Business combinations	228,258
Depreciation expense	(20,630)	(15,545)	(12,760)
Reclassification from (to) assets held for sale			16,090
Balance, end of period	350,393	136,104	127,921
Non-current	R$ 350,393	R$ 136,104	R$ 127,921